DEPOSITS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Greek Residents Deposits [Member] EUR (€)	Dec. 31, 2011 Greek Residents Deposits [Member] EUR (€)	Dec. 31, 2012 Foreign Deposits [Member] EUR (€)	Dec. 31, 2011 Foreign Deposits [Member] EUR (€)
Deposits Liabilities Balance Sheet Reported Amounts Details [Line Items]
Public sector		€ 2,871,892	€ 1,796,913	€ 2,448,588	€ 1,740,647	€ 423,304	€ 56,266
Private sector:
Corporations		9,530,349	7,576,219	3,435,530	2,773,259	6,094,819	4,802,960
Individuals		43,457,606	47,137,283	31,790,468	34,977,371	11,667,138	12,159,912
Interbank		32,509,932	32,482,936	31,159,773	31,576,223	1,350,159	906,713
Total interest bearing deposits	115,470,768	88,369,779	88,993,351	68,834,359	71,067,500	19,535,420	17,925,851
Public sector		358,821	371,597	288,356	353,244	70,465	18,353
Private sector:
Corporations		1,402,908	1,324,820	564,774	561,296	838,134	763,524
Individuals		946,880	706,020	139,773	158,755	807,107	547,265
Interbank		80,714	179,514	29,158	118,616	51,556	60,898
Total non-interest bearing deposits	3,644,745	2,789,323	2,581,951	1,022,061	1,191,911	1,767,262	1,390,040
Public sector		3,230,713	2,168,510	2,736,944	2,093,891	493,769	74,619
Private sector:
Corporations		10,933,257	8,901,039	4,000,304	3,334,555	6,932,953	5,566,484
Individuals		44,404,486	47,843,303	31,930,241	35,136,126	12,474,245	12,707,177
Interbank		32,590,646	32,662,450	31,188,931	31,694,839	1,401,715	967,611
Total deposits	119,115,513	91,159,102	91,575,302	69,856,420	72,259,411	21,302,682	19,315,891
Deposits Textual Details [Abstract]
Euro approximation of USD 100,000 (according to the Noon Buying Rate of US$1.00 = EUR 0.6956 on May 31, 2011).		76,530
The aggregate amount of short-term certificates of deposit (each with minimum denomination of EUR 69,560, which approximates USD 100,000).		437,460	132,190
Interest bearing deposits with scheduled maturities in excess of one year.		804,510	650,187
Group interest bearing deposits, for which the Group has elected the fair value option, because they have embedded derivatives.		2,954,945	1,779,727
Losses included in Net trading loss, relating to fair value changes of interest bearing deposits with embedded derivatives.		(17,792)	(13,754)
Funding from the European Central Bank (through the Bank of Greece) which is Included in domestic interest bearing deposits.		30,902,146	31,307,746
Net Trading Loss Of Fair Value Changes Interest Bearing Deposits		€ 0	€ 10,973